Deferred Premium Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2018
Insurance Contracts [Abstract]
Schedule of deferred premium acquisition costs
Changes in deferred premium acquisition costs for the years ended December 31 were as follows:

	2019	2018
Balance – January 1	1,127.3	927.5
Premium acquisition costs deferred	3,271.4	3,012.1
Amortization	(3,068.2)	(2,812.5)
Assets held for sale (note 23)	(1.7)	—
Foreign exchange effect and other	15.5	0.2
Balance – December 31	1,344.3	1,127.3